Management of Capital (Tables)	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Disclosure of capital
	Year ended December 31,
	2019	2018
Equity	$36,823	$40,479
Bridge loan	2,931	-
Less cash	(660)	(1,653)
	$39,094	$38,826